MFA 2021-NQM1 ABS-15G

Exhibit 99-13

MFA CSC NQM Rebuttal Findings 03.11.2021
Total Loan Count: 156
Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Final Rating	Final Credit Rating	Final Compliance Rating	Final Property Valuation Rating	Final Overall Grade(Moody's)	Final Credit Grade (Moody's)	Final Property Valuation Grade (Moody's)	Final Compliance Grade (Moody's)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Valuation Grade (S&P)	Final Compliance Grade (S&P)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Valuation Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Loan Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
432275660	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 2:45PM) BPOs received for all 4 properties are sufficient to cure finding.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275664	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 2:54PM) BPOs were received for all 4 properties which is sufficient to cure the finding.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275684	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275686	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275694	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts- The OCR reflected a mortgage with XXXX in the amount of $XXXX with a monthly payment of $XXXX which opened on XX/XX/XXXX. The final 1003 and the underwriting approval worksheet did not reflect the mortgage or property the mortgage is attached to. In addition, the loan file does not contain any notes or any documentation to verify the current status of the mortgage. Response 1 (XX/XX/XXXX 1:29PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275767	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Adjustable Rate Mortgage Loan Program Disclosure - Late-

There is no date evident on the Adjustable Rate Mortgage Loan Program Disclosure provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

Response 1 (XX/XX/XXXX 6:12PM)
The ARM disclosure does contain an example date which matches the application date and/or all other disclosures. (Resolved)

(Open) CHARM Booklet - Late-

There is no date evident on the ARM Disclosure (CHARM Booklet) provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

Response 1 (XX/XX/XXXX 1:32PM)
Documentation addressing this finding has not been provided. (Upheld)

(Clear) TRID CD ' Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the Funding/Wire information. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

Response 1 (XX/XX/XXXX 1:26PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Open) TRID CD- Closing Information/Closing Date-

The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

Response 1 (XX/XX/XXXX 1:27PM)
The documentation/information provided is not sufficient to cure the finding. The PCCD issued on XX/XX/XXXX still has the wrong closing date. (Upheld)

Response 2 (XX/XX/XXXX 2:23PM)
The provided explanation is insufficient to cure the finding. The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii). Please provide revised PCCD. (Upheld)

(Clear) TRID CD- Total of Payments-

The loan failed the TRID Foreclosure Rescission Total of Payments tolerance test. Per Regulation Z, the Total of Payments is considered inaccurate if the disclosed Total of Payments is understated by more than $XX. The final (last revised) CD issued on XX/XX/XXXX has a disclosed Total of Payments of $XXXX, which is less than the system calculated Total of Payments of $XXXX. The Total of Payments on the final CD is understated by $XXXX which is more than the allowable tolerance of $XXXX. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund.

Response 1 (XX/XX/XXXX 1:30PM)
The documentation/information provided is not sufficient to cure the finding. This loan failed the TRID foreclosure rescission total of payments test. (12 CFR §1026.23(h)(2)(ii)). The total of payments is $XXXX. The disclosed total of payments charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XX. (Upheld)

Response 2 (XX/XX/XXXX 3:53PM)
The provided explanation is sufficient to cure the finding. (Resolved)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the XX AB 260 higher-priced mortgage loan test, which exceeds the APR threshold of XX% by XX%. (XX AB 260, XX Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XX Financial Code. The rate set date used for testing is XX/XX/XXXX. The loan met the Escrow and Appraisal requirements.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the Federal higher-priced mortgage loan test, which exceeds the APR threshold of XX% by XX%. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate set date used for testing is XX/XX/XXXX. The loan met the Escrow and Appraisal requirements.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275792	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed State HPML , which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275793	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed the Federal higher-priced mortgage loan test, which exceeds the APR threshold of XXX% by XXX%. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The rate set date used for testing is XX/XX/XXXX. The loan met the Escrow and Appraisal requirement. (12 CFR § 1026.35(a)(1))	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275797	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage-

The Notary Acknowledgment page of the Security Instrument is incorrect/incomplete. The appearance date is missing the year and the date of XX/XX/XXXX is not consistent with the signing date on the closing documents. Furthermore, no date is provided for notary's signature.

Response 1 (XX/XX/XXXX 3:29PM)
The provided documentation is sufficient to cure the finding. (Resolved)

(Open) CHARM Booklet - Late-

There is no date evident on the ARM Disclosure (CHARM Booklet) provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275798	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- The loan failed Federal HPML , which exceeds the APR threshold of XXX% by XXX%. The loan met the Escrow and Appraisal requirement. (Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275799	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the Federal HPML. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX% which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirements. (12 CFR § 1026.35(a)(1))	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275800	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the CHARM Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275802	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275804	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275805	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275806	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275807	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Open) Program Parameters- The subject loan is a XXXX Bank statement program which requires a recent 24 month mortgage history. Per the underwriting loan approval worksheet an exception was made for the mortgage history. Compensating Factors: subject loan LTV is XX%; borrower has an XXX credit score and has been self employed for the past X years as an XXXX and as part owner of an XXXX business.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:07PM) CDA received is sufficient. (Resolved)	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
432275808	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- The CHARM Booklet provided in the loan file was not disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275809	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.

(Open) REO PITI-

The property on XXX is missing both the HOI and RE Tax verification and any HOA documentation. The properties on XXXX, XXXX, and XXXX are missing the HOI verification and any HOA documentation. In addition, the loan file documentation for the RE Taxes on XXX reflects an extremely low annual amount due to exemptions. The property detail in the loan file on XXXX shows $XXXX per month ($XXXX per year) with exemptions or $XXXX without the exemptions. Also, XXXX property detail for taxes reflects a lower amount of $XXXX with exemptions or $XXXX without exemptions. Must document that the exemptions are in place on these investment properties to use the lower amounts for real estate taxes in the borrower's qualifying DTI.

								(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 11:18AM) The loan file contained a 2nd full appraisal, which supported value. (Resolved)	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
432275822	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(ii).

Response 1 (XX/XX/XXXX 9:28AM)
The date the mortgage is notarized is considered the closing date, which was XX/XX/XXXX. Therefore page one of PCCD that reflects the closing date was XX/XX/XXXX is inaccurate. (Upheld)

(Clear) Appraisal Misc-

A review of the appraisal reflects the subject has security bars on the front window of the house and the rear sliding glass door and window and only one unobstructed exit which is the garage. Per investor guidelines, the appraiser must comment whether or not the security bars have safety release latches. The appraisal did not reflect any comment concerning the security bars as required.

Response 1 (XX/XX/XXXX 2:44PM)
Guidelines state that a property which has a minimum of 3 unobstructed exits will not require safety release latches on security bars. The subject property has security bars on basement/lower level windows however main level rooms and bedrooms do not have security bars and are unobstructed exits which meets minimum of 3. (Resolved)

								(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275826	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX.

							(Open) Debts- The Borrower has a child support obligation; however, the loan file is missing the court documentation verifying the monthly amount of $XXXX as required per the guidelines. Response 1 (XX/XX/XXXX 1:12PM) Compensating Factors: XXX FICO, LTV of XX%, Self-employed for XX years, monthly income of $XXXX, residual income of $XXXX. Child support payment of $XXXX was included in DTI of XX%. Upgraded to EV2. (Upheld)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
432275827	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID LE - Revised LE Delivery Date (prior to consummation)-

The loan failed the Revised Loan Estimate delivery date test due to the following: The Loan Estimate was not received by the borrower at least four business days prior to the Consummation Date. The LE issued on XX/XX/XXXX was received XX/XX/XXXX, which is on or after the initial closing disclosure delivery date of XX/XX/XXXX.Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(4)(ii)

Response 1 (XX/XX/XXXX 12:53PM)
The documentation/information provided is not sufficient to cure the finding. Per the email chain provided, the borrower acknowledged receipt of the LE issued on XX/XX/XXXX on XX/XX/XXXX; therefore, the borrower did not have the revised LE at least 4 business days prior to consummation. The borrower's email from XX/XX/XXXX only confirms the borrower intent to proceed with the loan but does not provide acknowledgment of receipt for the revised LE. (Upheld)

Response 2 (XX/XX/XXXX 2:04PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Clear) TRID Tolerance - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Second Appraisal Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 2:05PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275832	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Inaccurate Mortgage-

The Security Instrument was not fully executed by all applicable parties.

Response 1 (XX/XX/XXXX 12:10PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Clear) Inaccurate Note-

The Note provided in the loan file was not fully executed by all parties.

Response 1 (XX/XX/XXXX 12:10PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Missing Loan Estimate-

The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. Truth in Lending Act (Regulation Z)12 CFR 1026.19(e)(1)(i)

Response 1 (XX/XX/XXXX 12:11PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Missing Closing Disclosure-

There is no evidence of a complete, Closing Disclosure provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, tolerance violation review, and final Closing Disclosure accuracy.

Response 1 (XX/XX/XXXX 12:12PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 3:18PM) AVMs received for 2 properties are sufficient to cure the finding	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275837	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275858	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275862	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275882	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XX/XX/XXXX . Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Open) TRID CD - Calculating Cash to Close LE column-

The Cash to Close on the CCTC table on page 3 of the PCCD issued on,XX/XX/XXXX, in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on,XX/XX/XXXX.

(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on, XX/XX/XXXX, was signed XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 12:50PM)
The documentation provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275902	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275919	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275938	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275942	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of,XX%, by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275965	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XX/XX/XXXX, does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:12PM) CDA uploaded is sufficient. (Resolved)	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275966	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275971	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275976	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432275977	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432275987	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276005	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 11:02AM)
The documents provided are sufficient to cure the exception. (resolved)

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal, State or Local HPML. (12 CFR § 1026.35(a)(1)). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan. The loan has an APR of XX%, which exceeds the APR threshold of XX% by XX%.The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276024	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XX/XX/XXXX, does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276037	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX% which exceeds the APR threshold of XX% by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XX/XX/XXXX, does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

							(Clear) Appraisal Incomplete- The appraisal provided was made subject-to completion with no completion certification provided. Without this certification, Auditor was unable to verify if property was completed and/or repairs made. Response 1 (XX/XX/XXXX 1:21PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276038	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan was approved as a 12 month bank statement program using the deposits from the most recent 12 months consecutive statements as required per the lender's guidelines. The loan file contained copies of bank statements for XXXX account #XXXX covering the period of XX/XX/XXXX to XX/XX/XXXX, however, was missing the XX/XX/XXXX bank statement. Response 1 (XX/XX/XXXX 11:48AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276040	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276047	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Subordination Agreement- All existing subordinate financing must be resubordinated. The subject transaction paid off a 2nd lien HELOC with XXXX and the loan file contained a HELOC Closure letter however it was not signed and authorized as required and the loan file did not contain a subordination agreement to ensure first lien position. Response 1 (XX/XX/XXXX 10:41AM) Documentation received is sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276049	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276054	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276061	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(r)(3), (5)

							(Clear) Final Application- The loan file contained only pages 1 and 3 of the final signed loan application. Response 1 (XX/XX/XXXX 1:16PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276063	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276075	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) Subordination Agreement- All existing subordinate financing must be resubordinated. A home equity line of credit paid off with XXXX Bank and a signed payoff and closure letter by the borrower was not provided as required. Title policy not in file to confirm no subordinate lien. Response 1 (XX/XX/XXXX 12:09PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276079	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan is a 12 month bank statement program which requires 12 months of consecutive bank statements to verify income. The loan file was missing the bank statement, dated XX/XX/XXXX for XXXX account #XXXX. In addition, the loan file did not contain the bank statement summary reflecting the calculation of the income. Response 1 (XX/XX/XXXX 12:33PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276082	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Calculating Cash to Close LE column- The Cash to Close on the CCTC table on page 3 of the PCCD issued on, XX/XX/XXXX, in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on, XX/XX/XXXX.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276084	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5). Response 1 (XX/XX/XXXX 10:34AM) The document provided was sufficient to cure the exception. (Resolved)	(Clear) Subordination Agreement- A home equity line of credit with XXXX was paid at closing and a payoff/closure letter was in the file however it was not signed by the borrowers as required. Response 1 (XX/XX/XXXX 10:22AM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276086	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX. (Open) TRID CD ' Transaction Information/Buyer Info- The PCCD issued on, XX/XX/XXXX, does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).	(Clear) Gift Letter / Funds-

The loan file contains a gift letter indicating the borrower is to receive $XXXX from mother. The loan file also contains the donor's bank statement. However, the loan file does not contain verification the gift funds were deposited into the borrower's account as the title company disbursement summary verified closing funds came from the borrower's account on XX/XX/XXXX in the amount of $XXXX. The most updated balance in the borrower's account is $XXXX as of XX/XX/XXXX therefore the gift was not documented as received as required.

Response 1 (XX/XX/XXXX 10:46AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

								(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276087	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:20PM) Documentation received is sufficient. (Resolved)	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276101	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276102	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The AVM did not return a Value/ No Hit. Response 1 (XX/XX/XXXX 5:25PM) CDA received is sufficient. (Resolved)	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276111	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276116	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276119	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276139	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XX/XX/XXXX does not reflect the correct Borrower address. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276147	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276149	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276154	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:30PM) CDA received is sufficient. (Resolved)	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276159	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276164	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXX. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal Fee. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv). Although the regulation requires the cure within 60 days of consummation, investor will accept 60 days from the discovery date, XX/XX/XXXX.

Response 3 (XX/XX/XXXX 11:17AM)
Based on calibration and confirmation by counsel, the information provided is sufficient to clear the defect. (Resolved)

Response 1 (XX/XX/XXXX 1:49PM)
The documentation provided is not sufficient to clear the defect. Although a COC was provided on XX/XX/XXXX stating why the appraisal fee increased, there is an appraisal invoice in the file with the new, higher amount on XX/XX/XXXX. This is evidence the Lender knew about the fee increase more than 3 days from re-disclosure. (Upheld)

Response 2 (XX/XX/XXXX 11:10AM)
The information provided is not sufficient to cure the finding. Per the internal Appraisal Collateral Review the Lender received the appraisal on XX/XX/XXXX. If appraisal was received internally on a different date, please provide proof of delivery.(upheld)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276170	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX %, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Clear) XXXX Borrower Tangible Net Benefit Worksheet-

The XXXX Borrower Tangible Net Benefit Worksheet is Missing. Required in order to evidence that the refinancing is beneficial to the borrower when the closing date, XX/XX/XXXX , is less than 12 months from the prior loan closing date, XX/XX/XXXX. XX Mortgage Lender and Broker Act XX Code Ann. ' 6.1-422.1 / ' 6.2-1614(7)

Response 1 (XX/XX/XXXX 2:50PM)
The information provided is not sufficient to cure the finding. Per the title report there was a loan made on XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX 4:14PM)
The information provided is sufficient to cure the finding. (Resolved)

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276171	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276180	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276185	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XX/XX/XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements) This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX% which exceeds the APR threshold of XX% by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276186	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Settlement Agent License- The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276188	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276191	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276201	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276202	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) TRID CD- Closing Information/Closing Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276203	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276204	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276208	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Missing Mortgage- There is no evidence of the Security Instrument provided in the loan file. Response 1 (XX/XX/XXXX 11:52AM) The Mortgage has been provided and is sufficient to sure the exception. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276210	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters- The subject loan does not meet Program Parameters for zoning and a cash out refinance of a vacant property. The appraisal indicates the property as legal non-conforming and can be rebuilt with a variance. The loan approval required a rebuild letter which was not contained in the loan file. The property was vacant at the time of closing; however, it is noted that a lease agreement was provided which was effective 11 days post closing. An exception was not provided. Response 1 (XX/XX/XXXX 12:57PM) Explanation sufficient to resolve the finding. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276211	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on XX/XX/XXXX does not reflect the correct Borrower's address when compared to the Note. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(4)(i).

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276216	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Debts Not verified on credit report-

The borrowers purchased the subject property XX/XX/XXXX and a HUD-1 provided in file verified a 1st mortgage lien with XXXX I LLC in the amount of $XXXX in which a completed VOM was provided. A refinance HUD-1 for the subject property dated XX/XX/XXXX reflected a new 1st mortgage lien in the amount of $XXXX with XXXX LLC which was transferred to XXXX which is paid off at the subject closing on XX/XX/XXXX. This mortgage of $XXXX opened on XX/XX/XXXX paid off 2 liens at closing, a 1st mortgage lien with XXXX LLC in the amount of $XXXX and 2nd mortgage lien with XXXX LLC in the amount of $XXXX. The 2nd lien with XXXX  LLC in the amount of $XXXX is not reflected on the origination credit report or documented with a VOM or a payment history in file as required to ensure no mortgage lates.

Response 1 (XX/XX/XXXX 9:50AM)
Documentation provided is sufficient to resolve the finding. (Resolved)

								(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276233	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276238	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276240	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276246	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID LE - Revised LE Delivery Date (prior to consummation)-

Revised LE Delivery Date (prior to consummation). This loan failed the revised Loan Estimate disclosure delivery date test. The Loan Estimate issued on XX/XX/XXXX was not received at least four business days prior to the Consummation Date..

Response 1 (XX/XX/XXXX 3:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID Tolerance - Zero Tolerance Violation (Disclosure Timing Fail)-

The loan failed the charges that cannot increase test. Because the loan failed the revised LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Points - Loan Discount Fee $XX. The violation may be cured if documentation is provided showing the disclosure was delivered timely. A cost to cure in the amount of $XX is required. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX 3:13PM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Open) Program Parameters-

The subject loan does not meet Program Parameters. Per guidelines for the 1 month bank statement program, the credit history may not reflect any charge offs within the last 3 years. The credit report reflects a $XXX paid charge off with XXXX from XX/XX/XXXX 25 months prior to loan closing. Per the loan approval, an exception and increase in rate was requested for the charge off within 3 years. Compensating Factors: Credit score of XXXX exceeds the minimum required by guidelines of XXXX. LTV of XX% below maximum of XX%. Verified post-closing reserves of $XXXX or 36 months; no reserves required per guidelines. Borrower has been self-employed with the same business for the last 20 years. Primary residence owned X years. Upgraded to EV2.

								(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
432276248	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276254	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276255	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z). 12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276256	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276257	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276260	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) TRID CD ' Closing Information/Disbursement Date-

The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii).

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276267	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276268	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276270	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276271	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Calculating Cash to Close LE column- The Cash to Close on the CCTC table on page 3 of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276272	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276278	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Closing Information/Disbursement Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(iii)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276279	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276283	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. (Open) TRID CD ' Transaction Information/Buyer Info- The PCCD issued on XX/XX/XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276286	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Initial CD Delivery Date (prior to consummation)- This loan failed the initial closing disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. Response 1 (XX/XX/XXXX 1:49PM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276287	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations. (Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276295	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276298	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for Business Purpose. The subject transaction is an XXXX Business Purpose loan which requires all proceeds to be delivered to the self-employed business entity or used to pay off business debt. The Borrower's business purpose was to purchase a truck to improve the business XX% within the next 12 months. The file contains a Buyers Order to purchase a truck for $XXXX; however, the document does not identify any of the parties to the transaction, including the Borrower or business, is not dated, and does not match any amount disbursed at closing. The signed estimated settlement statement dated XX/XX/XXXX, with a closing date of XX/XX/XXXX, reflects a $XXXX disbursement to XXXX Bank account XXXX. There is no documentation to confirm this is a business liability.

Response 1 (XX/XX/XXXX 2:28PM)
While the XXXX is acceptable documentation to confirm the borrowers' intended use of the funds, the settlement statement reflects a payoff to XXXX Bank (account XXXX). There is no documentation to support this is a business liability. Guidelines require that all funds be credited to the borrowers' business or pay off business liabilities directly through escrow. Documentation was not provided to evidence the pay off listed on the settlement statement is a business liability. As such, the guidelines were not met. (Upheld)

Response 2 (XX/XX/XXXX 4:16PM)
The payoff listed on the settlement statement is proceeds of loan disbursed to borrower's business account. (Resolved)

								(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276305	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Subordination Agreement- All existing subordinate financing must be resubordinated. A home equity line of credit paid off with XXXX Bank and a signed payoff and closure letter by the borrower was not provided. Title policy not in the loan file to confirm closure.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
432276306	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:33PM) CDA received is sufficient. (Resolved)	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276308	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276312	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276318	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276324	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276332	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) REO PITI- The 1003 and underwriter worksheet reflect the subject PITI with an other payment monthly payment of $XXXX, and does not appear to be confirmed/documented in the loan file.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
432276340	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:38PM) Documentation received is sufficient. (Resolved)	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276343	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for Property Management. The guidelines require that a Property Management Questionnaire be completed by the borrower for a self managed property. The loan file contains the questionnaire; however, has not been completed.

Response 1 (XX/XX/XXXX 10:31AM)
Document provided clears finding. (Resolved)

(Clear) Assets Source Season-

The funds required to close were not properly sourced and/or seasoned. Borrower liquidity was documented using funds from XXXX business checking account XXXX. The statement provided is for the period from XX/XX/XXXX to XX/XX/XXXX and reflects XXXX as the account holder. The following documentation is missing per guidelines: documentation of 60 days seasoning; one of the following: full Operating Agreement detailing ownership and access to funds, official documentation substantiating the applicant is an authorized signer and has access to the business funds, or a letter from the borrower attesting to ownership and access to funds; and evidence of the borrower's ownership percentage to determine the amount of funds that are eligible since the account holder is not the borrowing entity.

Response 1 (XX/XX/XXXX 11:19AM)
Cash out can be used for asset requirement per program guidelines. (Void)

								(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276344	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276346	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276347	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276352	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) Assets- The file did not contain evidence the borrower had the proper amount of funds required. The borrower is required to verify $XXXX for closing cost. However, the borrower verified $XXXX. Therefore, the borrower is short $XXXX in verified funds. Response 1 (XX/XX/XXXX 1:56PM) The CD required the borrower to pay $XXXX at closing. The final loan application reflects the borrower had $XXXX in assets. The final loan application does not support assets sufficient for closing. (Upheld) Response 2 (XX/XX/XXXX 12:28PM) Updated assets are sufficient for required amount. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276354	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD ' Transaction Information/Buyer Info-

The PCCD issued on, XX/XX/XXXX, does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(4)(i).

(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the State and federal higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276365	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276373	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276374	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276391	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276477	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276478	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- The CHARM Booklet provided in the loan file is not dated, therefore no determination could be made to validate if the CHARM booklet was disclosed within 3 days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z) 12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276481	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Initial CD Delivery Date (prior to consummation)-

The loan failed the Initial Closing Disclosure delivery date test. The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX 2:20PM)
The documentation/information provided is sufficient to cure the finding. (Resolved)

(Open) CHARM Booklet - Late-

There is no date evident on the CHARM Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)

(Open) Tool Kit- late-

There is no date evident on the Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

The loan failed Federal HPML, Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX which exceeds the APR threshold of XX% by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276485	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276490	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) Appraisal Notice - Late- The Notice of Right to Receive Copy of Appraisal, issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX. Equal Credit Opportunity Act (Regulation B)12 CFR 1002.14Truth In Lending Act (Regulation Z) [HPML]12 CFR 1026.35(a),(c) Response 1 (XX/XX/XXXX 12:30PM) A 2nd level review confirms the appraisal notice was provided within 3 days of the application. (Resolved)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276492	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)- This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.	(Clear) REO Rental Income- The final 1003 reflects the borrower owning a rental property and gross rental income in the amount of $XXXX was used to qualify the borrower, however, the loan file did not contain a copy of the rental agreement. If rental income is not included the borrower's DTI is XX%, which is higher than the maximum allowed of XX% as per the lender's guidelines. Response 1 (XX/XX/XXXX 2:43PM) Documentation provided is sufficient. (Resolved)	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276496	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 business days of the application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276499	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent Individual Contact on the last revised PCCD issued on, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XXXX%, which exceeds the APR threshold of, XXXX%, by XXXX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276506	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters- Per the guidelines, a 24 month recent mortgage history is required for the 1 month bank statement program. Per the loan approval, an exception was requested for the borrower's lack of a recent 24 month recent mortgage history. Borrowers have a current 18 month history. Compensating Factors: Borrower has residual income of $XXXX, FICO of XX, LTV XX% and borrower has been self-employed in the same line of work for XX years, Upgraded to EV2.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	2	1	1	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
432276510	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276516	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:41PM) Documentation received is sufficient. (Resolved)	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276525	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) Tool Kit- late- Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276529	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) TRID Tolerance - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal and Second Appraisal Fees . If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)A cost to cure in the amount of XX is required.

Response 1 (XX/XX/XXXX 12:38PM)
The documentation provided is not sufficient to clear the defect. Although a Change in Circumstance was provided dated XX/XX/XXXX there is evidence in the file that the need for increased and additional appraisal fees was known earlier. There are appraisal invoices in the file with the complexity fee and second appraisal addition dated XX/XX/XXXX. (Upheld)

Response 2 (XX/XX/XXXX 5:10PM)
The explanation provided is not sufficient to cure the finding. There are two appraisal invoices in the file dated XX/XX/XXXX and XX/XX/XXXX in the amounts of $XXXX and $XXXX. The COC did not go out until XX/XX/XXXX which is outside of the 3 day window. (upheld)

Response 3 (XX/XX/XXXX 6:40PM)
The PCCD, LOE, delivery receipt and reimbursement check have been provided and are sufficient to cure the exception. (resolved)

(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 11:31AM) Loan file contains 2nd full appraisal, which supports value.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276537	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276542	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276550	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276553	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:45PM) CDA received is sufficient. (Resolved)	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276554	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276557	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on, XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276564	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276565	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276572	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b

(Open) Tool Kit- late-

Tool Kit- late. There is no date evident on the Home Loan Toolkit provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the application date, XX/XX/XXXX.

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:48PM) Documentation received is sufficient. (Resolved)	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276576	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:52PM) Documentation received is sufficient. (Resolved)	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276594	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).	(Open) Program Parameters-

The subject loan does not meet Program Parameters for mortgage payment history and collection guidelines. An exception was made for private mortgage payment history. Guidelines require a 24 month mortgage payment history. The liens paid off at closing originated in XXXX and were held by a private individual. File only contains evidence of 12 payments from XXXX XXXX. In addition, no collections allowed in last 3 years. The credit report reflects a collection with XXXX with an open date of XX/XX/XXXX. Compensating factors: DTI XX%, prior XX month mortgage history no lates, LTV XX%.

								(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
432276597	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD - Settlement Agent License-

The license number is missing for the Settlement Agent company on the last revised PCCD issued on, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX%, which exceeds the APR threshold of, XX%, by XX%. The loan met the Escrow and Appraisal requirement.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value was not supported within XX% of original appraisal amount- The value was not supported within XX% of the appraised value as of the effective date. Response 1 (XX/XX/XXXX 5:55PM) Documentation received is sufficient. (Resolved)	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276599	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276607	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan State and Federal Test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276611	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276615	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276621	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(3)(ii).	(Open) Debts-

Per the Underwriting Notes, the borrowers were simultaneously refinancing 4 properties. The loan application was adjusted to include all new payments. The new payments for the concurrent properties located at XXXX, XXXX and XXXX were not documented in the subject file. However, these additional loans were sent for review and correspond to loan numbers XXXX, XXXX, and XXXX respectively and they all contain the required documentation to verify the payments. Upgraded to EV2 as although required documentation is not contained in the subject loan file, the concurrent loan files do contain the required documentation.

								(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
432276623	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276625	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276632	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
432276633	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) TRID CD- Closing Information/Closing Date- The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument. Truth in Lending Act (Regulation Z)12 CFR 1026.38(a)(3)(ii).	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276639	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late-

CHARM Booklet - Late. There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the program change date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of XX% which exceeds the APR threshold of XX% by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276645	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Clear) HPML Testing Cited (Meets Lender Requirements)-

This loan failed the higher-priced Federal and State mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XX%, which exceeds the APR threshold of, XX%, by XX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.

(Open) CHARM Booklet - Late-

There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b).

							(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	1	2	1	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
432276663	XXXX	XX/XX/XXXX	$XXXX	QM Exempt	ATR Exempt	(Open) CHARM Booklet - Late- There is no date evident on the Charm Booklet provided in the loan file in order to determine if it was disclosed to the borrower within 3 days of the loan application date, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.19(b)	(Open) Employment history- Two full years of continuous employment history was not obtained for the Co-Borrower. The guidelines for self-employed hybrid applications require customary full documentation and VVOE for the wage position. The loan file does not contain a VVOE for the Co-Borrower.	(Clear) Value is supported within XX% of original appraisal amount- The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied.	2	2	2	1	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B